Schedule of Investments (unaudited)
July 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.5%
Alabama — 4.2%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$200,000	$210,726 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,521,099
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,008,413
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,016,193
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	290,000	264,149 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	250,000	218,637 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	369,479
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	525,000	545,101 (a)(b)
Total Alabama				6,153,797
Alaska — 0.7%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	243,644 (c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/36	400,000	384,974
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	202,136
Asset Backed Senior Bonds, Class 2, Series B-1, Refunding	4.000%	6/1/50	185,000	171,721
Total Alaska				1,002,475
Arizona — 5.0%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	349,250 (d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	805,477 (a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	251,230 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	600,000	596,868 (a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,000,268 (d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	459,388 (d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	190,874 (d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,000,223 (d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,184,442
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,559,535
Total Arizona				7,397,555
California — 11.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, AG	5.000%	10/1/52	600,000	601,074
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	507,714
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	1,500,000	1,562,156 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	523,135 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	250,000	264,578 (a)(b)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	$1,300,000	$1,380,000 (a)(b)
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	500,000	542,371 (a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	343,290 (d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	679,193 (c)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	705,143 (d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	241,369
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	503,867
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bonds, Series A, BAM	4.000%	12/1/45	750,000	688,598
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,183,755
Series C	7.000%	11/1/34	2,000,000	2,375,618
Series C	6.500%	11/1/39	2,000,000	2,367,511
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AG	5.250%	9/1/52	300,000	302,302
Community Facilities District No 2023-1	5.625%	9/1/53	530,000	536,647
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Unrefunded	5.000%	5/1/47	1,000,000	979,420 (c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	190,062
Total California				16,477,803
Colorado — 1.4%
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	252,025 (a)(b)
Improvement Second Tier Bonds, Bethesda Project	5.500%	9/15/54	400,000	374,495
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	140,082
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	491,113
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	300,000	316,790 (d)
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	494,764
Total Colorado				2,069,269
Connecticut — 0.8%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	513,848
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	593,883
Total Connecticut				1,107,731
District of Columbia — 0.5%

Metropolitan Washington, DC, Airports Authority Aviation Revenue, Series A, Refunding	5.000%	10/1/30	600,000	651,087 (c)
Florida — 6.5%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	2,500,000	2,111,109 (c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Series 2022	5.500%	9/1/52	$1,000,000	$1,020,583 (c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	643,744
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	250,099 (d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	212,434 (d)
Florida State Development Finance Corp., Revenue, Brightline Passenger Rail Project, Refunding, AG	5.250%	7/1/53	1,000,000	957,563 (c)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	501,747
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AG	4.000%	10/1/52	150,000	126,880
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	744,698 (c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc., Series A	5.000%	10/1/53	250,000	243,327
Orlando Health Inc., Series A, Refunding	4.500%	10/1/56	200,000	177,841
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	354,137
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,448,675
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	86,791
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	312,663
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3 *(e)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	338,427 (d)
Total Florida				9,530,721
Georgia — 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	355,278
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	253,734
Plant Vogtle Units 3&4, Project P, Series A, Refunding	5.000%	1/1/56	250,000	238,234
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	250,259
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	148,361
Series C	5.000%	9/1/30	250,000	264,342 (a)(b)
Total Georgia				1,510,208
Hawaii — 0.3%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	350,000	278,840
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/38	150,000	164,101
Total Hawaii				442,941
Illinois — 14.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	986,659
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	890,515
Series A	5.000%	12/1/39	1,250,000	1,191,219
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series C, Refunding, AG	5.000%	12/1/32	$1,750,000	$1,799,623
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	566,821
Series A	5.500%	1/1/49	500,000	482,911
Series A, Refunding	5.000%	1/1/28	500,000	516,621
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	491,839 (c)
Senior Lien, Series G	5.000%	1/1/42	500,000	493,720 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	980,285
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	499,974
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	300,312
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	504,199
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AG	5.000%	11/1/32	1,260,000	1,300,139
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/34	250,000	256,868
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	250,000	225,216
Surface Freight Transfer Facilites, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	350,000	349,892 (a)(b)(c)(d)
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	265,667
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AG	5.000%	4/1/28	100,000	105,812
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	308,539
Series A	5.000%	3/1/37	1,250,000	1,299,509
Series A	5.000%	3/1/46	500,000	487,017
Series A, Refunding	5.000%	10/1/29	1,100,000	1,159,891
Series A, Refunding	5.000%	10/1/30	550,000	577,545
Series B, Refunding	5.000%	9/1/27	400,000	417,037
Series D	5.000%	11/1/27	1,150,000	1,202,700
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	333,214
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	656,935
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	818,509
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	242,942
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,261,434
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,002,803
Total Illinois				21,976,367
Indiana — 1.9%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	431,652
Marion General Hospital, Series A	4.000%	7/1/45	200,000	173,268
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	203,105
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,016,332
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, Refunding	5.000%	1/1/54	$1,100,000	$1,005,850 (c)
Total Indiana				2,830,207
Iowa — 0.1%

Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	123,775
Kentucky — 1.2%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,509,329 (a)(b)
Series A, Refunding	5.250%	12/1/29	200,000	211,210 (a)(b)
Total Kentucky				1,720,539
Louisiana — 1.5%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	700,684
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	416,520
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	396,762 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	248,368 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	500,000	502,886 (a)(b)
Total Louisiana				2,265,220
Maryland — 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	294,651
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	381,305 (c)
Maryland State Health & Higher EFA Revenue, Frederick Health System, Refunding	4.000%	7/1/40	300,000	270,398
Total Maryland				946,354
Massachusetts — 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	483,305
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	508,108
Total Massachusetts				991,413
Michigan — 1.1%
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	700,000	748,687
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	333,509
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.375%	2/28/54	250,000	218,612
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	15,000	14,435
Michigan State Strategic Fund Ltd. Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	242,569 (c)
Total Michigan				1,557,812
Missouri — 1.8%
Missouri State HEFA Revenue, Series A, Refunding	5.250%	2/1/44	700,000	687,343
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	1,996,412
Total Missouri				2,683,755
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nebraska — 0.3%

Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	$500,000	$437,535
Nevada — 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	299,383 (d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	458,336 (d)
Total Nevada				757,719
New Hampshire — 1.4%
National Finance Authority, NH, Revenue:
Presbyterian Senior Living Project, Series A	5.250%	7/1/48	350,000	334,929
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	850,000	900,130
Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	6/1/55	800,000	752,410
Total New Hampshire				1,987,469
New Jersey — 5.5%
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,500,742 (c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	652,709 (c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA, Refunding	5.000%	6/15/42	4,000,000	4,097,987
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,000,053
New Jersey State Turnpike Authority Revenue, Series C, Refunding	5.000%	1/1/44	700,000	718,898
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	149,049
Total New Jersey				8,119,438
New Mexico — 0.4%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	400,000	424,687 (a)(b)
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	219,485
Total New Mexico				644,172
New York — 10.8%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	735,000	779,294
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	278,320 (d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	276,881
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	213,230
Series A-2	5.000%	5/15/30	400,000	420,330 (a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	706,919
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	258,910
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,257,905
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	422,327
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	516,822
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	$1,205,000	$1,155,215 (d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B, Refunding	4.000%	1/1/45	750,000	660,157
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	761,369 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	400,000	433,378 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	300,000	307,839 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	217,101 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,093,666 (c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	441,736
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	146,739 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	350,000	303,725 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	90,581 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	299,990 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	476,044 (c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	845,023 (c)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	450,230
Total New York				15,813,731
North Carolina — 0.3%

North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	490,973
North Dakota — 0.3%

Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AG	3.000%	12/1/46	600,000	426,473
Ohio — 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	650,745
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	350,000	331,835 (a)(b)(c)
American Electric Co. Project, Series D, Refunding	3.700%	10/1/28	140,000	139,671 (c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	661,732 (c)
Total Ohio				1,783,983
Oklahoma — 0.3%

Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	500,796
Oregon — 0.3%

Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	492,233
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Pennsylvania — 3.6%
Allegheny County, PA, HDA Revenue, University of Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	$350,000	$322,812
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/28	135,000	135,055
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	454,118
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	500,000	461,283
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	565,000	604,965 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,451,035 (c)
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project, Refunding	5.000%	6/15/40	400,000	378,796
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	511,189
Total Pennsylvania				5,319,253
Puerto Rico — 4.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	172,000	161,198
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	379,652
Restructured, Series A-1	4.550%	7/1/40	50,000	47,289
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,710,684
Restructured, Series A-1	5.000%	7/1/58	880,000	805,479
Restructured, Series A-2	4.329%	7/1/40	530,000	493,319
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,305,183
Total Puerto Rico				5,902,804
South Carolina — 0.2%

South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	350,727
Tennessee — 0.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	424,795
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AG	5.250%	7/1/53	350,000	354,965
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	400,510 (a)(b)
Total Tennessee				1,180,270
Texas — 3.1%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding	5.000%	12/1/46	200,000	184,918
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	482,776
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	291,770 (c)
Series B	5.000%	11/15/39	600,000	605,514 (c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	426,173
Galveston, TX, Wharves & Terminal Revenue, Series A	5.250%	8/1/38	750,000	771,585 (c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,177 (c)
Series 2017	5.000%	11/1/36	20,000	20,041 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	150,000	152,412 (a)(b)(c)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project, Refunding	4.000%	11/1/49	$400,000	$320,749
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	252,201
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	701,168
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, Refunding	5.500%	6/30/41	300,000	306,204 (c)
Total Texas				4,535,688
Utah — 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.250%	7/1/53	1,000,000	999,891 (c)
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	354,475
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	248,761
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	564,728
Total Utah				2,167,855
Virginia — 1.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	254,586 (c)(f)
Series B, Refunding	5.000%	7/1/45	300,000	305,503 (c)(f)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	208,634
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,019,415 (c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	478,044 (c)
Total Virginia				2,266,182
Washington — 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	502,050 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	461,708
Seattle Cancer Care Alliance, Refunding	4.000%	12/1/40	370,000	336,039
Total Washington				1,299,797
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	150,000	146,278 (a)(b)(c)
Wisconsin — 2.0%
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	551,100 (c)
Cone Health, Series A	5.000%	10/1/52	300,000	291,350
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	93,142
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AG	4.000%	7/1/45	600,000	529,214
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AG	5.000%	7/1/53	1,000,000	962,088
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	209,347 (d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	257,744
Total Wisconsin				2,893,985

Total Municipal Bonds (Cost — $144,308,486)				138,956,390
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Municipal Bonds Deposited in Tender Option Bond Trusts(g) — 3.2%
New York — 3.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,440,000	$1,470,880
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	1,740,000	1,522,355
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,800,000	1,817,775

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $5,069,777)				4,811,010
Total Investments before Short-Term Investments (Cost — $149,378,263)				143,767,400

Short-Term Investments — 3.6%
Municipal Bonds — 3.6%
Arizona — 0.1%

Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	2.750%	2/1/48	200,000	200,000 (h)(i)
Florida — 0.2%
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	2.450%	5/1/33	200,000	200,000 (h)(i)
Highlands County, FL, Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated Group, Series I-2, Refunding	2.250%	11/15/32	100,000	100,000 (h)(i)
Total Florida				300,000
Indiana — 0.4%

Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	2.600%	10/1/40	520,000	520,000 (h)(i)
Maryland — 0.3%
Maryland State Health & Higher EFA Revenue:
The Johns Hopkins Health System, Refunding, LOC - TD Bank N.A.	2.700%	6/1/46	400,000	400,000 (h)(i)
University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	2.750%	7/1/41	100,000	100,000 (h)(i)
Total Maryland				500,000
Michigan — 0.1%

Grand Valley State University, MI, General Revenue, Series B, Refunding, LOC - TD Bank N.A.	2.360%	12/1/31	150,000	150,000 (h)(i)
New York — 1.7%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	2.750%	11/1/38	200,000	200,000 (h)(i)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	2.750%	8/1/40	200,000	200,000 (h)(i)
Subseries E-5, LOC - TD Bank N.A.	2.750%	3/1/48	300,000	300,000 (h)(i)
New York City, NY, HDC, MFH Revenue, Series I-3, SPA - TD Bank N.A.	2.300%	11/1/60	100,000	100,000 (h)(i)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	3.050%	3/15/33	100,000	100,000 (c)(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	2.800%	6/15/39	400,000	400,000 (h)(i)
Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	2.750%	6/15/48	100,000	100,000 (h)(i)
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

 Western Asset Municipal High Income Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
New York State HFA Revenue, 10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	2.960%	5/1/35	$1,065,000	$1,065,000 (h)(i)
Total New York				2,465,000
Oregon — 0.7%

Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	2.700%	8/1/34	1,000,000	1,000,000 (h)(i)
Texas — 0.1%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	2.800%	11/1/41	100,000	100,000 (h)(i)

Total Municipal Bonds (Cost — $5,235,000)				5,235,000
			Shares
Money Market Funds — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $63,568)	4.268%		63,568	63,568 (j)(k)

Total Short-Term Investments (Cost — $5,298,568)				5,298,568
Total Investments — 101.3% (Cost — $154,676,831)				149,065,968
TOB Floating Rate Notes — (1.9)%				(2,730,000)
Other Assets in Excess of Other Liabilities — 0.6%				749,697
Total Net Assets — 100.0%				$147,085,665

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The coupon payment on this security is currently in default as of July 31, 2025.
(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(g)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(h)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $63,568 and the cost was $63,568 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 Western Asset Municipal High Income Fund Inc.
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”). Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$138,956,390	—	$138,956,390
Municipal Bonds Deposited in Tender Option Bond Trusts	—	4,811,010	—	4,811,010
Total Long-Term Investments	—	143,767,400	—	143,767,400
Short-Term Investments†:
Municipal Bonds	—	5,235,000	—	5,235,000
Money Market Funds	$63,568	—	—	63,568
Total Short-Term Investments	63,568	5,235,000	—	5,298,568
Total Investments	$63,568	$149,002,400	—	$149,065,968

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$203	$2,657,793	2,657,793	$2,594,428	2,594,428

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$1,695	—	$63,568

Western Asset Municipal High Income Fund Inc. 2025 Quarterly Report